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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MHR Fund Management LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P.
             One Bryant Park
             New York, NY 10036

Form 13F File Number:     28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Hal Goldstein
Title:         Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein          New York, New York            February 14, 2011
------------------         ------------------            -----------------
   [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------

Form 13F Information Table Entry Total:                            14
                                                           ----------

Form 13F Information Table Value Total:                    $1,989,697
                                                           ----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number          Name
     -----           -----------------------       -------------

     NONE

                                                    MHR Fund Management LLC
                                                  Form 13F Information Table
                                               Quarter ended December 31, 2010


                              TITLE OF                VALUE      SHRS or    SH/  PUT/  INV/   OTHR
NAME OF ISSUER                 CLASS      CUSIP     (x$1000)     PRN AMT    PRN  CALL  DISC.  MNGRS     SOLE     SHARED  NONE
----------------------------  --------  ---------  -----------  ----------  ---  ----  -----  -----  ----------  ------  ----
DYNAVAX TECHNOLOGIES CORP     COM       268158102  $    1,424      445,000  SH         SOLE             445,000
ISTA PHARMACEUTICALS INC      COM NEW   45031X204  $    1,578      307,594  SH         SOLE             307,594
KEY ENERGY SVCS INC           COM       492914106  $  216,330   16,666,419  SH         SOLE          16,666,419
L-1 IDENTITY SOLUTIONS INC    COM       50212A106  $   82,609    6,936,139  SH         SOLE           6,936,139
LEAP WIRELESS INTL INC        COM NEW   521863308  $  190,494   15,537,869  SH         SOLE          15,537,869
LIONS GATE ENTMNT CORP        COM NEW   535919203  $  256,504   39,401,583  SH         SOLE          39,401,583
LORAL SPACE & COMMUNICATNS
INC                           COM       543881106  $  621,924    8,129,719  SH         SOLE           8,129,719
M & F WORLDWIDE CORP          COM       552541104  $   17,255      746,984  SH         SOLE             746,984
METROPCS COMMUNICATIONS INC   COM       591708102  $  161,918   12,820,109  SH         SOLE          12,820,109
OMEGA NAVIGATION ENTERPRISES  CLASS A   Y6476R105  $    1,738    1,358,100  SH         SOLE           1,358,100
PRIDE INTL INC DEL            COM       74153Q102  $  423,456   12,832,000  SH         SOLE          12,832,000
RAND LOGISTICS INC            COM       752182105  $    2,237      462,196  SH         SOLE             462,196
SEAHAWK DRILLING INC          COM       81201R107  $   10,503    1,173,513  SH         SOLE           1,173,513
                              SPONS
TIM PARTICIPACOES S A         ADR PFD   88706P106  $    1,727       50,600  SH         SOLE              50,600

                              Total                $1,989,697
                              (in thousands)